ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables current assets held for sale	$ 390,697	$ 62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Fresh Vegetables current liabilities held for sale	302,129	199,255
Fresh Vegetables non-current liabilities held for sale	0	116,380
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current receivables, net	8,953	13,474
Inventories, net	31,255	42,728
Prepaid expenses and other current assets	6,487	6,050
Property, plant and equipment, net	227,229	227,183
Operating lease right-of-use assets	98,932	99,139
Other noncurrent assets	17,841	17,506
Total Fresh Vegetables assets held for sale	390,697	406,080
Fresh Vegetables current assets held for sale	390,697	62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Accounts payable	71,798	88,995
Accrued and other current liabilities	94,544	85,664
Operating lease liabilities	89,212	98,145
Deferred income tax liabilities	28,857	24,973
Other long-term liabilities	17,718	17,858
Total Fresh Vegetables liabilities held for sale	302,129	315,635
Fresh Vegetables current liabilities held for sale	302,129	199,255
Fresh Vegetables non-current liabilities held for sale	$ 0	$ 116,380